Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
Schedule of Accrued Expenses	Accrued expenses are comprised as follows:
	As of December 31,
	2020	2019
Accrued interest	$133,215	$106,563
Accrued operating expenses	296,156	469,823
Total	$429,371	$576,386